Stockholders' Equity - Summary of Restricted Stock Units Award Transactions (Details) - Restricted Stock Units - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning balance	465,567	242,574
Granted		228,015
Released	(339,025)
Forfeited	(126,542)	(5,022)
Ending balance		465,567
Beginning balance, Weighted average grant date fair value per share	$ 4.15	$ 4.32
Granted, Weighted average grant date fair value per share		3.98
Released, Weighted average grant date fair value per share	4.16
Forfeited, Weighted average grant date fair value per share	$ 4.11	4.32
Ending balance, Weighted average grant date fair value per share		$ 4.15